UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549


                                     FORM 13F

                                FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:
June 30, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment :        [  ]   is a restatement
                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Nevis Capital Management, Inc.
1119 St. Paul St
Baltimore MD 21202


13F File Number:	28-5688


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III      Baltimore, Maryland      August 9, 1999



Report Type:

[ X ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:
None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$788,332

                             FORM 13F INFORMATION TABLE


                Title                Value	    Shares/    Invstmt  Voting Auth
Name of Issuer 	of Class 	CUSIP      (1,000's) PRN AMT	   Dscretn	 Sole
--------------  --------  -------    --------- --------   -------  -----
American Tower   Common   029912201    85,541  3,564,221   SOLE    3,564,221
Armor Holdings   Common   042260109    28,203  2,702,100   SOLE    2,702,100
Building One     Common   120114103     3,686    265,625   SOLE      265,625
Caliber Learn.   Common   129914107     3,916    824,400   SOLE      824,400
Clear Channel    Common   184502102   111,481  1,617,133   SOLE    1,617,133
Connetics        Common   208192104     9,701  1,583,855   SOLE    1,583,855
Funco            Common   360762108       295     16,000   SOLE       16,000
Global Telesys.  Common   37936U104    42,201    521,000   SOLE      521,000
Hyperion Sol.    Common   44914M104    30,272  1,699,500   SOLE    1,699,500
Inhale           Common   457191104     1,141     47,900   SOLE       47,900
Integrated Sys   Common   45812M104    30,428  2,589,599   SOLE    2,589,599
Midamerican Engy Common   59562V107    66,689  1,926,035   SOLE    1,926,035
Onhealth         Common   68272W107    13,749  1,294,000   SOLE    1,294,000
Peapod           Common   704718105    15,883  2,001,000   SOLE    2,001,000
Primus           Common   74163Q100     6,470    862,659   SOLE      862,659
Radioone         Common   75040P108       535     11,500   SOLE       11,500
Rational Softwr  Common   74509P202   113,748  3,453,456   SOLE    3,453,456
SBA Comm.        Common   78388J106    10,172  1,050,000   SOLE    1,050,000
Silk Net         Common   827094103       405     10,000   SOLE       10,000
Staar Surgical   Common   852312305    10,355    781,500   SOLE      781,500
Sterling Comm.   Common   859205106    13,720    373,344   SOLE      373,344
Sylvan Learning  Common   871399101    70,455  2,591,467   SOLE    2,591,467
US Can Corp      Common   90328W105     4,290    192,800   SOLE      192,800
Vicor Corp       Common   925815102    69,007  3,256,969   SOLE    3,256,969
Vitesse          Common   928497106    41,633    617,364   SOLE      617,364
Womens Health    Common   978150100     2,385    180,000   SOLE      180,000
Software.com     Common   83402P104     1,971     85,000   SOLE       85,000